Calvert Variable Products ("VP") Portfolios

PROSPECTUS

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS
dated February 13, 2013

April 30, 2013

A registration statement for Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio, and Calvert VP Volatility Managed Growth Portfolio has been filed with the U.S. Securities and Exchange Commission but has not yet become effective. The information in this prospectus is not complete and may be changed. Shares of Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio, and Calvert VP Volatility Managed Growth Portfolio may not be sold until the registration statement is effective. This prospectus is not an offer to sell Portfolio shares and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus

April 30, 2013

TABLE OF CONTENTS

		Page
PROSPECTUS SUPPLEMENTS (IF ANY)	(This section reflects any supplemental information about the Fund since the date of this Prospectus.)
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert VP Volatility Managed Moderate Portfolio		1
Calvert VP Volatility Managed Moderate Growth Portfolio		7
Calvert VP Volatility Managed Growth Portfolio		13
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	19
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	20
Portfolio Holdings	(This section provides details on Portfolio holdings.)	26
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	27
About Calvert		27
More Information about the Subadvisors and Portfolio Managers		27
Advisory Fees		28
INVESTOR INFORMATION	(This section provides details on purchase and redemption of Portfolio shares, how shares are valued, and information on dividends, distributions and taxes.)	28
General Information about the Portfolios		28
Purchase, Exchange and Redemption of Shares		28
How Shares are Priced		29
Distribution and Service Fees		30
Market Timing Policy		30
Dividends and Distributions		31

PORTFOLIO SUMMARY              Calvert VP Portfolios

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

Class: F

INVESTMENT OBJECTIVE

The Portfolio pursues current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility.  This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher.  Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.80%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	1.71%
Less fee waiver and/or expense reimbursement [2]	(0.74%)
Net expenses	0.97%

1 Based on estimated amounts for the current fiscal year.

2 The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder.  Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•         you invest $10,000 in the Portfolio for the time periods indicated;

•         your investment has a 5% return each year;

•         the Portfolio’s operating expenses remain the same; and

•         any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                         1 Year                                     3 Years

                                           $99                                          $469

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance.  Because the Portfolio has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Portfolio at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its net assets in exchange-traded funds ("ETFs") and various derivatives, such as futures contracts and options.  An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index.  ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day.  The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility.  Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests.  Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio intends to invest in ETFs, and other instruments, that provide exposure to a variety of indices, including but not limited to those shown below, and will vary its exposure based on market conditions:

Fixed Income Indices and Related Components

•     Barclays U.S. Aggregate Bond Index

•     Barclays U.S. Aggregate Float Adjusted Index

•     Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•     Barclays High Yield Very Liquid Index

U.S. Equity Indices and Related Components

•     NASDAQ 100 Index

•     Standard & Poor’s (“S&P”) 500 Index

•     S&P 500 Growth Index

•     S&P 500 Value Index

•     S&P MidCap 400 Index

•     S&P MidCap 400 Growth Index

•     S&P MidCap 400 Value Index

•     Russell 2000 Index

International Equity Indices and Related Components

•     MSCI All Country World ex USA Index

•     MSCI EAFE Index

•     FTSE Emerging Index

Sector Indices and Related Components

•     MSCI U.S. REIT Index

•     S&P North American Natural Resources Sector Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices, fixed income indices and sector indices will typically range above and below the targeted asset allocation for each such asset class as shown below.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	34%	24-44%
Fixed Income Indices (“Fixed Income ETFs”)	55%	45-65%
Sector Indices (“Sector ETFs”)	11%	1-21%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity, fixed income and sector indices other than those listed above.

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”). The Sector ETFs are based on indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks.

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance.  These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy.  Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating.  The Portfolio generally targets an annualized return volatility level of 8%.  While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

Milliman implements the volatility management strategy primarily by investing Portfolio assets in various derivative instruments, such as futures contracts and options, which attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs.  Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Portfolio’s derivatives investments in response to specific changes in the market and the Portfolio.  Milliman may buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.

The Portfolio may use gains it realizes from its derivatives investments to further invest in ETFs in an effort to increase long-term returns.  The notional value of the Portfolio’s derivatives investments generally will not exceed 65% of its total assets.

The Portfolio may without limitation allocate assets into lower risk assets, such as cash or short-term fixed-income securities, and away from riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. The Subadvisor’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result.  In addition, the volatility management strategy may not achieve its desired results.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk.  The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk.  Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments.  The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa.  Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.

Futures Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations.

Basis Risk. There may be deviations between the derivatives used in the volatility management strategy and the risk factors those derivatives are meant to manage, introducing basis risk.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently.  While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance

Because the Portfolio has less than one full calendar year of investment operations, no performance information is presented for the Portfolio at this time.

PORTFOLIO MANAGEMENT

Investment Advisor.  Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor.  Ameritas Investment Partners, Inc. (“AIP”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director, AIP	Since April 2013
Kevin L. Keene, CFA	Assistant Portfolio Manager, AIP	Since April 2013

Investment Subadvisor.  Milliman Financial Risk Management LLC (“Milliman”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Adam Schenck, CFA, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013
Blake Graves, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form.  The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

PORTFOLIO SUMMARY                             Calvert VP Portfolios

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Class: F

INVESTMENT OBJECTIVE

The Portfolio pursues a balance of current income and growth potential, while seeking to manage overall portfolio volatility.   This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher.  Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.80%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	1.71%
Less fee waiver and/or expense reimbursement [2]	(0.74%)
Net expenses	0.97%

1 Based on estimated amounts for the current fiscal year.

2 The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder.  Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•         you invest $10,000 in the Portfolio for the time periods indicated;

•         your investment has a 5% return each year;

•         the Portfolio’s operating expenses remain the same; and

•         any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                         1 Year                                     3 Years

                                           $99                                          $469

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance.  Because the Portfolio has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Portfolio at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its net assets in exchange-traded funds ("ETFs") and various derivatives, such as futures contracts and options.  An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index.  ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day.  The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility.  Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests.  Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio intends to invest in ETFs, and other instruments, that provide exposure to a variety of indices, including but not limited to those shown below, and will vary its exposure based on market conditions:

Fixed Income Indices and Related Components

•     Barclays U.S. Aggregate Bond Index

•     Barclays U.S. Aggregate Float Adjusted Index

•     Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•     Barclays High Yield Very Liquid Index

U.S. Equity Indices and Related Components

•     NASDAQ 100 Index

•     Standard & Poor’s (“S&P”) 500 Index

•     S&P 500 Growth Index

•     S&P 500 Value Index

•     S&P MidCap 400 Index

•     S&P MidCap 400 Growth Index

•     S&P MidCap 400 Value Index

•     Russell 2000 Index

International Equity Indices and Related Components

•     MSCI All Country World ex USA Index

•     MSCI EAFE Index

•     FTSE Emerging Index

Sector Indices and Related Components

•     MSCI U.S. REIT Index

•     S&P North American Natural Resources Sector Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices, fixed income indices and sector indices will typically range above and below the targeted asset allocation for each such asset class as shown below.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	48%	38-58%
Fixed Income Indices (“Fixed Income ETFs”)	40%	30-50%
Sector Indices (“Sector ETFs”)	12%	2-22%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity, fixed income and sector indices other than those listed above.

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”). The Sector ETFs are based on indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks.

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance.  These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy.  Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating.  The Portfolio generally targets an annualized return volatility level of 10%.  While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

Milliman implements the volatility management strategy primarily by investing Portfolio assets in various derivative instruments, such as futures contracts and options, which attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs.  Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Portfolio’s derivatives investments in response to specific changes in the market and the Portfolio.  Milliman may buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.

The Portfolio may use gains it realizes from its derivatives investments to further invest in ETFs in an effort to increase long-term returns.  The notional value of the Portfolio’s derivatives investments generally will not exceed 80% of its total assets.

The Portfolio may without limitation allocate assets into lower risk assets, such as cash or short-term fixed-income securities, and away from riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. The Subadvisor’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result.  In addition, the volatility management strategy may not achieve its desired results.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk.  The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk.  Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments.  The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa.  Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.

Futures Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations.

Basis Risk. There may be deviations between the derivatives used in the volatility management strategy and the risk factors those derivatives are meant to manage, introducing basis risk.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently.  While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance

Because the Portfolio has less than one full calendar year of investment operations, no performance information is presented for the Portfolio at this time.

PORTFOLIO MANAGEMENT

Investment Advisor.  Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor.  Ameritas Investment Partners, Inc. (“AIP”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director, AIP	Since April 2013
Kevin L. Keene, CFA	Assistant Portfolio Manager, AIP	Since April 2013

Investment Subadvisor.  Milliman Financial Risk Management LLC (“Milliman”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Adam Schenck, CFA, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013
Blake Graves, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form.  The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

PORTFOLIO SUMMARY              Calvert VP Portfolios

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

Class: F

INVESTMENT OBJECTIVE

The Portfolio pursues growth potential and some current income, while seeking to manage overall portfolio volatility.   This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher.  Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.35%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	1.26%
Less fee waiver and/or expense reimbursement [2]	(0.29%)
Net expenses	0.97%

1 Based on estimated amounts for the current fiscal year.

2 The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder.  Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•         you invest $10,000 in the Portfolio for the time periods indicated;

•         your investment has a 5% return each year;

•         the Portfolio’s operating expenses remain the same; and

•         any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                         1 Year                                     3 Years

                                           $99                                          $371

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance.  Because the Portfolio has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Portfolio at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its net assets in exchange-traded funds ("ETFs") and various derivatives, such as futures contracts and options.  An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index.  ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day.  The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility.  Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests.  Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio intends to invest in ETFs, and other instruments, that provide exposure to a variety of indices, including but not limited to those shown below, and will vary its exposure based on market conditions:

Fixed Income Indices and Related Components

•     Barclays U.S. Aggregate Bond Index

•     Barclays U.S. Aggregate Float Adjusted Index

•     Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•     Barclays High Yield Very Liquid Index

U.S. Equity Indices and Related Components

•     NASDAQ 100 Index

•     Standard & Poor’s (“S&P”) 500 Index

•     S&P 500 Growth Index

•     S&P 500 Value Index

•     S&P MidCap 400 Index

•     S&P MidCap 400 Growth Index

•     S&P MidCap 400 Value Index

•     Russell 2000 Index

International Equity Indices and Related Components

•     MSCI All Country World ex USA Index

•     MSCI EAFE Index

•     FTSE Emerging Index

Sector Indices and Related Components

•     MSCI U.S. REIT Index

•     S&P North American Natural Resources Sector Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices, fixed income indices and sector indices will typically range above and below the targeted asset allocation for each such asset class as shown below.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	66%	56-76%
Fixed Income Indices (“Fixed Income ETFs”)	25%	15-35%
Sector Indices (“Sector ETFs”)	9%	0-19%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity, fixed income and sector indices other than those listed above.

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”). The Sector ETFs are based on indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks.

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance.  These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy.  Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating.  The Portfolio generally targets an annualized return volatility level of 12%.  While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

Milliman implements the volatility management strategy primarily by investing Portfolio assets in various derivative instruments, such as futures contracts and options, which attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs.  Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets, and adjusting the Portfolio’s derivatives investments in response to specific changes in the market and the Portfolio.  Milliman may buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively.

The Portfolio may use gains it realizes from its derivatives investments to further invest in ETFs in an effort to increase long-term returns.  The notional value of the Portfolio’s derivatives investments generally will not exceed 95% of its total assets.

The Portfolio may without limitation allocate assets into lower risk assets, such as cash or short-term fixed-income securities, and away from riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. The Subadvisor’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result.  In addition, the volatility management strategy may not achieve its desired results.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk.  The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk.  Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments.  The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa.  Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.

Futures Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations.

Basis Risk. There may be deviations between the derivatives used in the volatility management strategy and the risk factors those derivatives are meant to manage, introducing basis risk.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently.  While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance

Because the Portfolio has less than one full calendar year of investment operations, no performance information is presented for the Portfolio at this time.

PORTFOLIO MANAGEMENT

Investment Advisor.  Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor.  Ameritas Investment Partners, Inc. (“AIP”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director, AIP	Since April 2013
Kevin L. Keene, CFA	Assistant Portfolio Manager, AIP	Since April 2013

Investment Subadvisor.  Milliman Financial Risk Management LLC (“Milliman”)

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Adam Schenck, CFA, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013
Blake Graves, FRM	Financial Risk Management Portfolio Manager, Milliman	Since April 2013

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form.  The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus.  The administrative fees (as a percentage of net assets) payable for each Portfolio are as follows.

Portfolio	Administrative Fee
Calvert VP Volatility Managed Moderate Portfolio Calvert VP Volatility Managed Moderate Growth Portfolio Calvert VP Volatility Managed Growth Portfolio	0.10% 0.10% 0.10%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

Expenses of acquired funds (investments the Portfolios may make in certain other pooled investment vehicles, including ETFs) are based on amounts derived from information provided by the acquired funds. Total Annual Portfolio Operating Expenses shown in the “Fees and Expenses” table in the Portfolio Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Portfolio to the amounts listed in the table below through April 30, 2014.  Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP Volatility Managed Moderate Portfolio Calvert VP Volatility Managed Moderate Growth Portfolio Calvert VP Volatility Managed Growth Portfolio	0.83% 0.83% 0.83%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder.  The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date.  Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Further description of investment strategies and techniques

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Because the Portfolios invest in ETFs, they are also exposed to the risks associated with the securities underlying each ETF.  Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.)

Key to Table

µ  Portfolio currently uses as a principal investment strategy

q Permitted, but not a principal investment strategy

✗ Not permitted

ü Underlying investment of an ETF

xN Allowed up to x% of Portfolio’s net assets

xT Allowed up to x% of Portfolio’s total assets

NA Not applicable to this Portfolio

	Calvert VP Volatility Managed Moderate Portfolio	Calvert VP Volatility Managed Moderate Growth Portfolio	Calvert VP Volatility Managed Growth Portfolio
Investment Techniques
Fund-of-Funds	µ	µ	µ
Exchange-Traded Funds (ETFs)	µ	µ	µ
Equity ETFs	44N	58N	76N
Fixed Income ETFs	65N	50N	35N
Sector ETFs	21N	22N	19N
Volatility Management	µ	µ	µ
Active Trading Strategy/Turnover	µ	µ	µ

Conventional Securities

Stocks in General	ü	ü	ü
Foreign securities	ü	ü	ü
Investment grade bonds	ü	ü	ü
Below-investment grade, high-yield bonds	ü	ü	ü
Unrated debt securities	ü	ü	ü
Illiquid securities	ü	ü	ü

Unleveraged Derivative Securities

Asset-backed securities	ü	ü	ü
Mortgage-backed securities	ü	ü	ü
Currency contracts	ü	ü	ü

Leveraged Derivative Instruments

Options on securities and indices	ü,q1	ü,q1	ü,q1
Futures contracts	ü,µ1	ü,µ1	ü,µ1

1     To the extent that the Portfolios invest in these instruments, they intend to do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Fund-of-Funds seek to achieve the Portfolio’s investment objectives by investing in the shares of other investment companies, including exchange-traded funds, thereby achieving broad asset diversification.

Risks: Market

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index.

Risks: Correlation and Market

Volatility Management involves the continuous monitoring of risk in a Portfolio and investing in certain derivative financial instruments to reduce the impact of that risk on the returns of the Portfolio.

Risks: Correlation, Information, Opportunity and Regulatory

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover (exceeding 100%) compared to other funds and may translate to higher transaction costs, such as commissions and custodian and settlement fees.

Risks: Opportunity, Market and Transaction
Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. Foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For any Portfolios that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB-/Baa3 or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the investment advisor to the ETF has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory
Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent a Portfolio uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor, the Subadvisor, or the Portfolio anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Portfolio’s activities. However, should the Subadvisor fail to use futures in accordance with Rule 4.5, then the Advisor and/or the Subadvisor would be subject to registration (if not already registered) and regulation in its capacity as the Portfolio’s CPO or CTA, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Description of Certain Market Indices

Barclays U.S. Aggregate Bond Index

The index is an unmanaged index of 8,109 U.S. Treasury, government-related and investment grade corporate and securitized fixed income securities with a total market value of $17 trillion as of December 31, 2012. The index is primarily comprised of: obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities. Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the index. As of December 31, 2012, the average maturity of the securities in the index was 6.96 years, the average coupon was 3.57% and the modified duration was 4.97 years. The index includes all “index-eligible” securities that meet minimum par amounts outstanding.

Barclays U.S. Aggregate Float Adjusted Index

The index measures the total universe of public, taxable, investment-grade, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. As of December 31, 2012, the index was comprised of 8,109 bonds.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

The index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” These securities are issued by the U.S. Treasury and are structured to provide protection against inflation by directly or indirectly adjusting the value of the bond’s principal or the interest income paid based (directly or indirectly) on changes in the official inflation measures reported by the U.S. Bureau of Labor Statistics.

Barclays High Yield Very Liquid Index

The index measures the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and have $600 million or more of outstanding face value. The index includes only corporate sectors.

MSCI All Country World ex USA Index

The index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of December 31, 2012, the market capitalization of index companies ranged from $25 million to $210 billion with a median level of $567 million and an average level of $3 billion. The index is capitalization weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

MSCI EAFE Index

The index is an unmanaged index of common stocks comprised of 909 securities as of December 31, 2012, taken from the 22 MSCI country indices in developed foreign countries outside of North America that aims to include the top 85% of market capitalization in each industry group in each country. As of December 31, 2012, the market capitalization of index companies ranged from $514 million to $210 billion with a median level of $5.2 billion and an average level of $12 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

FTSE Emerging Index

The index is a market-capitalization weighted index representing the performance of 796 large and midcap companies in 22 emerging markets. As of December 31, 2012, the market capitalization of index companies ranged from $59 million to $86 billion with a median level of $2 billion and an average level of $4.4 billion.

MSCI U.S. REIT Index	The index is a benchmark of U.S. property trusts that covers about two-thirds of the value of the entire U.S. REIT market.
NASDAQ 100 Index

The index is an unmanaged index of 100 common stocks of the largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2012, the market capitalization of index companies ranged from $4.4 billion to $501.4 billion with a median level of $11.9 billion and an average level of $30.7 billion. The index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than a company whose securities have a smaller market capitalization.

S&P 500 Index

The index is a stock market index based on the common stock prices of 500 top publicly traded American companies, as determined by S&P. As of December 31, 2012 the market capitalization of index companies ranged from $1.6 billion to $501.4 billion with a median level of $12.6 billion and an average level of $27 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Growth

The index measures the performance of the growth sector of the S&P 500. As of December 31, 2012 the market capitalization of index companies ranged from $2.4 billion to $501.4 billion with a median level of $13.5 billion and an average level of $30.7 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Value

The index measures the performance of the value sector of the S&P 500. As of December 31, 2012 the market capitalization of index companies ranged from $1.6 billion to $394.6 billion with a median level of $11.7 billion and an average level of $24.9 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P MidCap 400 Index

The index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies. As of December 31, 2012 the market capitalization of index companies ranged from $403 million to $16.5 billion with a median level of $2.8 billion and an average level of $3.1 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P MidCap 400 Growth Index

The index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics. As of December 31, 2012 the market capitalization of index companies ranged from $495 million to $16.5 billion with a median level of $3.4 billion and an average level of $3.7 billion.

S&P MidCap 400 Value Index

The index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics. As of December 31, 2012 the market capitalization of index companies ranged from $404 million to $9.2 billion with a median level of $2.5 billion and an average level of $2.8 billion.

Russell 2000 Index

The index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index. As of December 31, 2012 the market capitalization of index companies ranged from $12 million to $4.7 billion with a median level of $510 million and a weighted average level of $1.3 billion.

S&P North American Natural Resources Sector Index

The index measures the performance of U.S.-traded stocks of natural resource-related companies in the United States and Canada. As of December 31, 2012 the market capitalization of index companies ranged from $856.6 million to $394.6 billion with a median level of $5 billion and an average level of $13.7 billion.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC at www.sec.gov.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”) 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2013, Calvert was the investment advisor for 44 mutual fund portfolios and had over $12 billion in assets under management.

MORE INFORMATION ABOUT THE SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the respective Subadvisors of each Portfolio, and who is primarily and jointly responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The Portfolios’ SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio

Ameritas Investment Partners, Inc. (“AIP”), 390 North Cotner Blvd., Lincoln, NE 68505, is an investment subadvisor to the Portfolios.  Subject to the authority of the Portfolios’ Board of Directors and supervision by the Advisor, AIP is responsible for selecting portfolio securities for each Portfolio according to the Portfolio’s investment objective, principal investment strategies and restrictions.  AIP, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska.  AHC is a wholly-owned subsidiary of Ameritas Mutual Holding Company.  AIP is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of AIP	Team Leader
Kevin L. Keene, CFA

Assistant Portfolio Manager for AIP since April 2013; Equity Index and Derivatives Analyst for AIP from 2008 to 2013 (Senior Analyst since November 2011); Marketing Reporting Analyst for AIP 2006 to 2008

Team Member

Milliman Financial Risk Management LLC (“Milliman”), 71 South Wacker Drive, 31st Floor, Chicago, IL 60606, is an investment subadvisor to the Portfolios.  Subject to the authority of the Portfolios’ Board of Directors and supervision by the investment advisor, Milliman is responsible for conducting each Portfolio’s volatility management strategy according to the Portfolio’s investment objective, principal investment strategies and restrictions.  Milliman’s parent company, Milliman, Inc., was established in 1947 as an actuarial consultancy and has been providing pension consulting investment advisory services to corporations and pension plans for over 20 years.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Adam Schenck, CFA, FRM	Financial Risk Management Portfolio Manager for Milliman	Portfolio Management Team Leader
Blake Graves, FRM	Financial Risk Management Portfolio Manager for Milliman	Portfolio Management Team Member

________________________________________

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

ADVISORY FEES

The table below shows the anticipated annual advisory fee payable by each Portfolio as a percentage of that Portfolio’s average daily net assets. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.)  The advisory fee does not include administrative fees.

Portfolio	Advisory Fee
Calvert VP Volatility Managed Moderate Portfolio	0.42%
Calvert VP Volatility Managed Moderate Growth Portfolio	0.42%
Calvert VP Volatility Managed Growth Portfolio	0.42%

________________________________________
A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Portfolio will be available in the Semi-Annual Report of the respective Portfolio covering the six-month period ended on June 30.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

Purchase, Exchange and Redemption of Shares

Calvert Variable Products, Inc. (“Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of a Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. The Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

 (b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

How Shares are Priced

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations.  Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and options on securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating-rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.  For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Exchange-traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Futures and options on futures are valued at last settlement price or, if there is no sale, latest available bid price.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular investment. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for an investment upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular investment or type of investment. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the investment, and the forces that influence the market in which the investment is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign investments are valued based on quotations from the principal market in which such investments are normally traded. If events occur after the close of the principal market in which investments are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those investments, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio investment is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Portfolio to pay distribution fees for the sale and distribution of its Class F shares. The distribution plan also allows each Portfolio to pay service fees to persons (such as a financial professional, bank, retirement plan service provider or insurance company) for services provided to shareholders. See “Method of Distribution” in the respective Portfolio’s SAI for further discussion of these services. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee will not exceed, on an annual basis, 0.25% of the average daily net assets attributable to the Portfolio’s Class F shares.

Market Timing Policy

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Fund does not accommodate frequent purchases and redemptions of Portfolio shares. Accordingly, the Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. The Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisors to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying owner suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such owner, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

Dividends and Distributions

It is the Fund’s intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses.  All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-04000 Calvert Variable Products, Inc.

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